Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenue	$ 4,414,559	$ 2,649,963
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,328	76,322
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	620,000	251,000
Receivables from related party transactions	37,000	16,000
Payables from related party transactions	211,000	70,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000